Loans - Credit Quality Information of Loans Based on MHFG Group's Internal Rating System (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Normal obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	¥ 711	¥ 798
2020	570	544
2019	476	519
2018	468	527
2017	478	544
Prior to 2017	4,723	4,753
Revolving loan	0	0
Total	7,426	7,685
Normal obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	184	196
2020	87	277
2019	226	112
2018	80	91
2017	64	61
Prior to 2017	297	315
Revolving loan	484	497
Total	1,422	1,549
Watch obligors | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	1	2
2020	2	1
2019	1	2
2018	2	2
2017	1	1
Prior to 2017	35	40
Revolving loan	0	0
Total	42	48
Watch obligors | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	22	24
2020	6	35
2019	21	10
2018	5	8
2017	4	4
Prior to 2017	5	6
Revolving loan	8	9
Total	71	96
Non Accrual Loans | Domestic | Retail | Housing Loan
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	8	12
2020	2	3
2019	2	1
2018	1	1
2017	1	1
Prior to 2017	25	31
Revolving loan	0	0
Total	39	49
Non Accrual Loans | Domestic | Retail | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	9	7
2020	4	8
2019	6	3
2018	2	4
2017	4	4
Prior to 2017	20	23
Revolving loan	10	13
Total	55	62
Financing Receivables Not Impaired
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	32,710	30,802
2020	11,611	12,277
2019	9,195	10,121
2018	7,416	7,631
2017	5,355	3,495
Prior to 2017	11,438	11,020
Revolving loan	16,451	14,945
Total	94,176	90,291
Financing Receivables Not Impaired | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	15,428	15,072
2020	7,142	8,261
2019	6,667	6,611
2018	5,242	5,925
2017	4,252	2,715
Prior to 2017	10,035	9,736
Revolving loan	9,164	8,712
Total	57,930	57,032
Financing Receivables Not Impaired | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	17,282	15,730
2020	4,469	4,016
2019	2,528	3,510
2018	2,174	1,706
2017	1,103	780
Prior to 2017	1,403	1,284
Revolving loan	7,287	6,233
Total	36,246	33,259
Financing Receivables Not Impaired | Normal obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	1,217	938
2020	54	106
2019	90	89
2018	91	109
2017	75	55
Prior to 2017	328	352
Revolving loan	1	2
Total	1,856	1,651
Financing Receivables Not Impaired | Normal obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	107	46
2020	17	24
2019	23	132
2018	134	211
2017	155	0
Prior to 2017	114	144
Revolving loan	95	125
Total	645	682
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	12,277	12,236
2020	5,993	6,641
2019	5,384	5,049
2018	3,994	4,535
2017	3,065	1,679
Prior to 2017	3,670	3,379
Revolving loan	7,517	7,155
Total	41,900	40,674
Financing Receivables Not Impaired | Normal obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	551	540
2020	301	397
2019	285	376
2018	248	283
2017	221	171
Prior to 2017	571	494
Revolving loan	531	548
Total	2,708	2,809
Financing Receivables Not Impaired | Normal obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	160	279
2020	188	7
2019	7	33
2018	32	15
2017	5	174
Prior to 2017	2	3
Revolving loan	83	75
Total	477	586
Financing Receivables Not Impaired | Normal obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	1,536	1,003
2020	265	254
2019	169	151
2018	91	225
2017	19	12
Prior to 2017	4	1
Revolving loan	404	120
Total	2,488	1,766
Financing Receivables Not Impaired | Normal obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	15,317	14,088
2020	3,891	3,571
2019	2,142	3,236
2018	1,954	1,392
2017	1,024	550
Prior to 2017	1,312	1,229
Revolving loan	6,731	5,906
Total	32,371	29,972
Financing Receivables Not Impaired | Normal obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	2	2
2020	1	2
2019	1	2
2018	1	1
2017	1	1
Prior to 2017	3	3
Revolving loan	0	0
Total	9	11
Financing Receivables Not Impaired | Watch obligors | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	8	4
2020	2	4
2019	0	1
2018	0	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	10	9
Financing Receivables Not Impaired | Watch obligors | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	0	0
2020	0	0
2019	0	0
2018	0	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	109	146
2020	46	69
2019	50	71
2018	58	66
2017	59	40
Prior to 2017	33	51
Revolving loan	130	128
Total	485	571
Financing Receivables Not Impaired | Watch obligors | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	45	44
2020	16	31
2019	26	30
2018	16	32
2017	18	12
Prior to 2017	28	33
Revolving loan	20	25
Total	169	207
Financing Receivables Not Impaired | Watch obligors | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	0	0
2020	0	0
2019	0	0
2018	0	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Watch obligors | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	8	5
2020	4	0
2019	4	0
2018	5	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	21	5
Financing Receivables Not Impaired | Watch obligors | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	228	317
2020	101	180
2019	192	74
2018	72	56
2017	43	28
Prior to 2017	50	25
Revolving loan	58	122
Total	744	802
Financing Receivables Not Impaired | Watch obligors | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	0	0
2020	0	0
2019	0	0
2018	0	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	0	0
2020	0	0
2019	0	0
2018	0	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	0	0
2020	0	0
2019	0	0
2018	0	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	0	0
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Large Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	153	61
2020	35	101
2019	61	201
2018	134	45
2017	99	136
Prior to 2017	159	77
Revolving loan	339	178
Total	980	799
Financing Receivables Not Impaired | Non Accrual Loans | Domestic | Corporate | Small And Medium Sized Companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	26	18
2020	7	20
2019	16	15
2018	9	11
2017	8	7
Prior to 2017	27	38
Revolving loan	29	32
Total	122	141
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Soverign
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	0	0
2020	0	0
2019	0	1
2018	1	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	1	1
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	0	1
2020	0	0
2019	0	0
2018	0	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	0	1
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Corporate
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	31	35
2020	19	2
2019	13	13
2018	18	17
2017	11	15
Prior to 2017	32	23
Revolving loan	11	10
Total	135	115
Financing Receivables Not Impaired | Non Accrual Loans | Foreign | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
2021	0	0
2020	0	0
2019	0	0
2018	0	0
2017	0	0
Prior to 2017	0	0
Revolving loan	0	0
Total	¥ 0	¥ 0